Reserves - Summary of Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Accumulated comprehensive loss of investments in associates and joint ventures	₩ (406,555)	₩ (532,833)
Changes in fair value of equity investments at fair value through other comprehensive income	(103,843)	(153,359)
Foreign currency translation differences	60,487	7,762
Gain or losses on valuation of derivatives	(3)	(455)
Others	5,924	11,900
Reserves	₩ (443,990)	₩ (666,985)